S000048334 [Member] Investment Objectives and Goals - Bridge Builder Large Cap Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Bridge Builder Large Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Bridge Builder Large Cap Growth Fund (the “Fund” or the “Large Cap Growth Fund”) is to provide capital appreciation.